Derivatives - Hedging instrument impacted by Ibor reform (Details) number in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional	400,153		315,513
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	344,757	344,757	276,589	276,589
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	178,168		162,062
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	178,168	178,168	162,062	162,062
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	187,516		123,308
Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	166,589	166,589	114,527	114,527
Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		71,449		64,109
Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		29,823		27,414
Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		41,626		36,695
Not impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		273,308		212,480
Not impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		148,345		134,648
Not impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		124,963		77,832
€ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		29,176		21,621
€ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		18,019		12,756
€ | Impacted by Ibor reform | Fair value hedges | Interest rate | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about hedging instruments [line items]
Notional	18,019		12,756
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		11,157		8,865
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about hedging instruments [line items]
Notional	11,157		8,865
$ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		2,015
$ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		2,015
$ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		0
Other | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		42,273		40,473
Other | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		11,804		12,643
Other | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		30,469		27,830